Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 149,096,888	$ 191,350,442
Total non current assets	7,886,546	10,228,839
Total assets	156,983,434	201,579,281	$ 147,448,990
Total current liabilities	12,758,844	10,486,352
Total non current liabilities	589,227	1,571,187
Total liabilities	13,348,071	12,057,539	10,979,601
EQUITY
Contributed equity	544,731,830	542,105,187
Reserves	42,984,855	30,063,712
TOTAL EQUITY	143,635,363	189,521,742	$ 136,469,389	$ 94,077,366
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	44,875,580	105,732,316
Total non current assets	102,844,317	87,968,063
Total assets	147,719,897	193,700,379
Total current liabilities	3,822,498	2,922,119
Total non current liabilities	482,871	1,477,353
Total liabilities	4,305,369	4,399,472
EQUITY
Contributed equity	544,731,830	542,105,187
Reserves	26,177,296	27,640,396
Accumulated losses	(427,494,598)	(380,444,676)
TOTAL EQUITY	$ 143,414,528	$ 189,300,907